DEBENTURES – RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
DEBENTURES – RELATED PARTIES

The following table summarizes the outstanding debentures to related parties at June 30, 2015 and December 31, 2014. Certain of the debentures outstanding for the year ended December 31, 2013 were converted in 2014 and were no longer outstanding at June 30, 2015.

	June 30, 2015	December 31, 2014
LOC Convertible Debenture	$424,192	$424,078
January 2015 Non-Convertible Debenture-CFO	55,000
2014 Non-Convertible Notes-Related Party	150,000	150,000
Total	629,192	574,078
Less : Debt Discount, net of accretion	(98,310)	(76,492)
Sub-Total	530,882	497,586
Less: Current Portion	(150,108)	-
Total	$380,774	$497,586

January 2015 Non-Convertible Debenture - Former CFO

On January 21, 2015, the Company entered into a securities purchase agreement with the Company’s former Chief Financial Officer whereby the Company issued and sold a promissory note in the principal face amount of $55,000 and warrants to purchase up to 250,000 shares of the Company’s common stock for gross proceeds of $50,000.

The Note is due on July 31, 2015 and accrued a one-time interest charge of 8% on the closing date.  The warrants are exercisable for five years from the closing date at an exercise price of $0.30 per share of Common Stock.  The warrants contain anti-dilution protection, including protection upon dilutive issuances. The note was repaid on July 31, 2015.

The Warrants issued in connection with the January 2015 Non-Convertible Debenture-CFO are measured at fair value and classified as a liability because these warrants contain anti-dilution protection and therefore,  cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. The estimated fair value of the warrants was determined using Probability Weighted Black-Scholes Option-Pricing Model, resulting in a value of $49,999 on the date they were issued. The Debt was recorded using the residual method, at $1, net of a debt discount of $54,999. The discount has been included in the balance sheet at June 30, 2015 as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the January 2015 Non-Convertible Debenture using the effective interest method. The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term and the risk-free interest rate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first. The anti-dilution protection for the warrants survives for the life of the warrants which ends in January 2020. (See Note 9)

Line of Credit – Convertible Debenture

In January 2013, the Company entered into a line of credit convertible debenture with its President and Chief Executive Officer (the “LOC Convertible Debenture”). Under the terms of its original issuance: (1) the Company could request to borrow up to a maximum principal amount of $250,000 from time to time; (2) amounts borrowed bore an annual interest rate of 8%; (3) the amounts borrowed plus accrued interest were payable in cash at the earlier of January 14, 2014 or when the Company completes a Financing; and (4) the holder had sole discretion to determine whether or not to make an advance upon the Company’s request.

During 2013, the LOC Convertible Debenture was further amended to: (1) increase the maximum principal amount borrowable to $1 million; and (2) change the holder’s funding commitment to automatically terminate on the earlier of either (a) when the Company completes a financing with minimum net proceeds of at least $4 million, or (b) July 1, 2016. The securities to be issued upon automatic conversion will be either the Company’s securities that are issued to the investors in the Financing or, if the Financing does not occur by July 1, 2016, shares of the Company’s common stock based on a conversion price of $0.312 per share. The LOC Convertible Debenture continues to bear interest at a rate of 8% per annum. The other material terms of the LOC Convertible Debenture were not changed.

During the year ended December 31, 2013, the Company borrowed $448,475 pursuant to the LOC Convertible Debenture. The LOC Convertible Debenture contained a BCF of $98,335, which was included in the balance sheet at December 31, 2013 as a discount to the related debt security and accreted as non-cash interest expense over the expected term of the loan using the effective interest method.

On February 19, 2014, the Company agreed with the holder of the LOC Convertible Debenture to convert the then outstanding principal and interest owed as of such date into shares of the Company’s common stock at a conversion price of $0.40 per share. The principal and interest amount owed under the LOC Convertible Debenture immediately prior to conversion was $476,165, which was converted into 1,190,411 shares of the Company’s common stock. The debt discount of $89,452 related to the BCF for the converted portion was recorded as interest expense.

On July 22, 2014, the Company agreed with the holder of the LOC Convertible Debenture to increase the principal amount that may be borrowed from up to $1,000,000 to up to $1,500,000. On August 12, 2015, the principal amount that may be borrowed was increased to $2,000,000 and the automatic termination date described above was extended to October 1, 2016.

During the six months ended June 30, 2015, the Company borrowed $113 under the LOC Convertible Debenture. The $113 borrowed under the LOC Convertible Debenture along with the accrued interest resulted in a BCF of $4,154. As of June 30, 2015, the Company owed a balance of $424,192 in principal amount under the LOC Convertible Debenture and there was approximately $1.1 million remaining available to use (increased to $1.6 million available on August 12, 2015 - Note 10).

2014 Non-Convertible Notes-Related Party

On January 29, 2014, the Company issued an 8% note, in the amount of $25,000, to the Company’s President and Chief Executive Officer. The principal amount and interest are payable on January 22, 2015. This note was amended to extend the maturity date until January 22, 2016.

 On May 30, 2014, the Company issued an 8% debenture, in the amount of $50,000, to a member of the Company's Board of Directors. The principal amount and interest were payable on May 30, 2015 and the repayment date has been extended to May 30, 2016. On August 5, 2015 the debenture was converted into common shares (Note 10).

 On June 17, 2014, the Company issued an 8% debenture, in the amount of $50,000, to the Company’s former Chief Financial Officer. The principal and interest were payable on June 16, 2015 and were repaid off in July, 2015.

 On August 25, 2014, the Company issued an 8% debenture, in the amount of $25,000, to a member of the Company's Board of Directors. The principal amount and interest were payable on August 25, 2015. In July, 2015 the repayment date was extended to May 30, 2016 (See Note 10). On August 5, 2015 the debenture was converted into common shares (Note 10).

Interest Expense

The Company recognized interest expense on the outstanding debentures to related parties including amortization of the discount, of 27,629 and 58,781 for the three and six months ended June 30, 2015, respectively and $2,043 and $154,219 for the three and six months ended June 30, 2014.

             The following table summarizes the outstanding debentures to related parties at December 31, 2014 and 2013. Certain of the debentures outstanding for the year ended December 31, 2013 were converted in 2014 and were no longer outstanding at December 31, 2014.

	2014	2013
January 2012 Debentures	$-	$142,668
January 2013 Debentures	-	70,000
LOC Convertible Debenture	424,078	448,475
Debentures – related party	150,000	-
Total	574,078	661,143
Less: Debt Discount, net of accretion	(76,492)	(149,678)
	$497,586	$511,465

January 2012 Convertible Debentures

    In January 2012, the Company issued 8% convertible debentures in the aggregate principal amount of $174,668 (the “January 2012 Debentures”) to six individuals. Under their original terms, the January 2012 Debentures were payable in cash at the earlier of January 13, 2013 or when the Company completes a financing with minimum gross proceeds of $4 million (the “Financing”), and the holders had the right to convert outstanding principal and interest accrued into the Company’s securities that were issued to the investors in the Financing.

 During 2012, $12,000 (plus accrued interest of $435) of the January 2012 Debentures were converted into 16,580 shares of common stock, leaving an aggregate principal balance of $162,668 at December 31, 2012.

 During 2013, four of the five holders of the outstanding January 2012 Debentures agreed to amend and restate the debentures to provide for automatic conversion into securities of the Company upon the earlier of either (a) the closing of the Financing and (b) July 1, 2016.

 The fifth holder of the January 2012 Debentures in the amount of $20,000 did not amend the debenture.

 The January 2012 Debentures contained a BCF of $40,889, which had been included in the balance sheet at December 31, 2013 as a discount to the related debt security, and was being accreted as non-cash interest expense over the expected term of the loan using the effective interest method.

 On February 19, 2014, the Company agreed with all five holders of the January 2012 Debentures, to convert such debentures into shares of the Company’s common stock at a conversion price of $0.40 per share, and to terminate the January 2012 Debentures upon conversion. Immediately prior to conversion, the January 2012 Debentures had an aggregate principal and interest amount of $190,013, which was converted into 475,032 shares of the Company’s common stock and terminated. The remaining discount of $37,195 related to the BCF was recorded as interest expense in 2014.

January 2013 Convertible Debenture

 In January 2013, the Company issued a convertible debenture in the principal amount of $70,000 to a director of the Company (the “January 2013 Debenture”) with terms identical to those of the January 2012 Debentures. In 2013, the terms were amended to provide for automatic conversion into securities of the Company upon the earlier of either (a) the closing of the Financing and (b) July 1, 2016.

 The January 2013 Debenture contained a BCF of $18,651, which was included in the balance sheet at December 31, 2013 as a discount to the related debt security, and was accreted as non-cash interest expense over the expected term of the loan using the effective interest method.

 On February 19, 2014, the Company agreed with the holder of the January 2013 Debenture to convert such debenture on the same terms described above for the January 2012 Debentures. The principal and interest amount owed under the January 2013 Debenture immediately prior to conversion was $76,122, which was converted into 190,304 shares of the Company’s common stock and terminated. The remaining discount of $16,965 related to the BCF was recorded as interest expense in 2014.

Line of Credit – Convertible Debenture

 In January 2013, the Company entered into the LOC Convertible Debenture with Dr. Damaj. Under the terms of its original issuance: (1) the Company could request to borrow up to a maximum principal amount of $250,000 from time to time; (2) amounts borrowed bore an annual interest rate of 8%; (3) the amounts borrowed plus accrued interest were payable in cash at the earlier of January 14, 2014 or when the Company completes a Financing; and (4) the holder had sole discretion to determine whether or not to make an advance upon the Company’s request.

 During 2013, the LOC Convertible Debenture was further amended to: (1) increase the maximum principal amount borrowable to $1 million plus any amounts of salary or related payments paid to Dr. Damaj prior to the termination of the funding commitment; and (2) change the holder’s funding commitment to automatically terminate on the earlier of either (a) when the Company completes a financing with minimum net proceeds of at least $4 million, or (b) July 1, 2016. The securities to be issued upon automatic conversion will be either the Company’s securities that are issued to the investors in a Qualified Financing or, if the financing does not occur by July 1, 2016, shares of the Company’s common stock based on a conversion price of $0.312 per share, 80% times the quoted market price of the Company's common stock on the date of the amendment. The LOC Convertible Debenture continues to bear interest at a rate of 8% per annum. The other material terms of the LOC Convertible Debenture were not changed.  The Company recorded a debt discount for the intrinsic value of the BCF with an offsetting increase to paid-in-capital.  The BCF is being accreted as non-cash interest expense over the expected term of the LOC debenture to its stated maturity date using the effective interest rate method.

 During 2013, the LOC Convertible Debenture was further amended to: (1) increase the maximum principal amount borrowable to $1 million, plus any amounts of salary or related payments paid to Dr. Damaj prior to the termination of the funding committment; and (2) change the holder’s funding commitment to automatically terminate on the earlier of either (a) when the Company completes a financing with minimum net proceeds of at least $4 million, or (b) July 1, 2016. The securities to be issued upon automatic conversion will be either the Company’s securities that are issued to the investors in a Qualified Financing or, if the financing does not occur by July 1, 2016, shares of the Company’s common stock based on a conversion price of $0.312 per share ( 80% times the quoted market price of the Company’s common stock on the date of the amendment). The LOC Convertible Debenture continues to bear interest at a rate of 8% per annum. The other material terms of the LOC Convertible Debenture were not changed. During 2013, the Company borrowed $448,4757 under the LOC Convertible Debenture.

On February 19, 2014, the Company agreed with the holder of the LOC Convertible Debenture to convert the then outstanding principal and interest owed as of such date into shares of the Company’s common stock at a conversion price of $0.40 per share. The principal and interest amount owed under the LOC Convertible Debenture immediately prior to conversion was $476,165, which was converted into 1,190,411 shares of the Company’s common stock. The remaining debt discount of $89,452 related to the BCF for the converted portion was recorded as interest expense.

On July 22, 2014, the Company agreed with the holder of the LOC Convertible Debenture to increase the principal amount that may be borrowed from up to $1,000,000 to up to $1,500,000.  All other terms of the LOC Convertible Debenture remained the same.

    During the year ended December 31, 2014, the Company borrowed $424,078, under the LOC Convertible Debenture. A BCF of $109,423 was recorded at the effective date of borrowing.  As of December 31, 2014, the Company owed a balance of $424,078 in principal amount under the LOC Convertible Debenture, and there was approximately $1.1 million remaining available to use.

May 2013 Convertible Debt Instrument

In May 2013, the Company issued convertible debt in the amount of $50,000, which, together with $1,458 of accrued interest, was converted in September 2013 into 83,103 shares of the Company’s common stock in accordance with the terms of the instrument, thereby fully extinguishing the debt.  During the five months that the debt was outstanding, the Company accreted $8,017 of the debt discount as interest expense.

2014 Non-Convertible Notes-Related Party

     On January 29, 2014, the Company issued an 8% note in the amount of $25,000, to the Company’s President and Chief Executive Officer. The principal amount and interest are payable on January 22, 2015.  The President and Chief Executive Officer has extended the maturity date of the note until December 31, 2015.

On May 30, 2014, the Company issued an 8% debenture in the amount of $50,000, to a member of the Company's Board of Directors. The principal amount and interest are payable on May 30, 2015.

     On August 25, 2014, the Company issued an 8% debenture in the amount of $25,000, to a member of the Company's Board of Directors. The principal amount and interest are payable on August 25, 2015.

     On June 17, 2014, the Company issued an 8% debenture in the amount of $50,000, to the Company’s Chief Financial Officer. The principal and interest are payable on June 16, 2015.

Interest Expense

The Company recognized total interest expense on the on the outstanding debentures to related parties including amortization of the discount, of approximately $203,400 and $67,000 for the year ended December 31, 2014 and 2013, respectively.